Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedule of detailed information about inventories
The following table summarises the inventory outstanding in the consolidated statement of financial position as at the dates presented:

	Year ended 31 December
	2022	2021
	€ million	€ million
Finished goods	777	635
Raw materials and supplies	452	375
Spare parts and other	151	147
Total inventories	1,380	1,157